Share-based Compensation - Summary of Restricted Stock Activity (Detail) - Restricted Stock Units (RSUs)	12 Months Ended
Dec. 31, 2017 $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Options, Awarded | shares	936,999
Number of Options, Vested | shares	(300)
Number of RSU Outstanding, Ending Balance | shares	936,699
Weighted Average Grant date fair value, Awarded | $ / shares	$ 9.75
Weighted Average Grant date fair value Outstanding, Vested | $ / shares	11.24
Weighted Average Grant date fair value Outstanding, Ending Balance | $ / shares	$ 9.75